Financial Instruments and Risk Management - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Percentage of foreign exchange transactions	5.00%	5.00%	5.00%
Increase (decrease) through foreign exchange, financial assets	$ 700,000	$ 400,000	$ 500,000
Debt outstanding	$ 0	$ 0